Non-controlling interests (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 53,390	$ 70,547
2degrees
Noncontrolling Interest [Line Items]
Non-controlling interest	22,321	22,092
Nueva Tel
Noncontrolling Interest [Line Items]
Non-controlling interest	55,028	48,771
Trilogy International Partners LLC
Noncontrolling Interest [Line Items]
Non-controlling interest	(23,340)
Salamanca Solutions
Noncontrolling Interest [Line Items]
Non-controlling interest	$ (619)	$ (316)